Filed Pursuant to Rule 497(d)

INVESCO UNIT TRUSTS, SERIES 2207

All Cap Core Strategy 2022-2

Large Cap Core Strategy 2022-2

INVESCO UNIT TRUSTS, SERIES 2214

Diversified Healthcare Portfolio 2022-2

Supplement to the Prospectuses

Effective June 28, 2022, Anthem, Inc. (ticker: ANTM) has changed its name to Elevance Health, Inc. (ticker: ELV). As a result, effective immediately, all references to Anthem, Inc. in each Portfolio’s prospectus are replaced with Elevance Health, Inc.

Supplement Dated: June 28, 2022